Pension and Other Postretirement Benefits (Summary of Strategic Ranges for Assets Allocation Plan) (Details) - Pension Plan	Dec. 31, 2017
Minimum | U.S. Plans | Equities | United States
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations, minimum	38.00%
Minimum | U.S. Plans | Equities | International
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations, minimum	12.00%
Minimum | U.S. Plans | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations, minimum	15.00%
Minimum | U.S. Plans | Balanced funds
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations, minimum	12.00%
Minimum | U.S. Plans | Real estate
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations, minimum	5.00%
Minimum | Non-U.S. Plans | Equities | United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations, minimum	0.00%
Minimum | Non-U.S. Plans | Real estate | United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations, minimum	0.00%
Minimum | Non-U.S. Plans | Private equity | United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations, minimum	0.00%
Minimum | Non-U.S. Plans | Investment grade credit | United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations, minimum	30.00%
Minimum | Non-U.S. Plans | Hedge funds | United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations, minimum	0.00%
Minimum | Non-U.S. Plans | Alternative credit | United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations, minimum	0.00%
Minimum | Non-U.S. Plans | Other | United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations, minimum	0.00%
Maximum | U.S. Plans | Equities | United States
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations, minimum	48.00%
Maximum | U.S. Plans | Equities | International
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations, minimum	18.00%
Maximum | U.S. Plans | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations, minimum	25.00%
Maximum | U.S. Plans | Balanced funds
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations, minimum	18.00%
Maximum | U.S. Plans | Real estate
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations, minimum	10.00%
Maximum | Non-U.S. Plans | Equities | United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations, minimum	30.00%
Maximum | Non-U.S. Plans | Real estate | United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations, minimum	5.00%
Maximum | Non-U.S. Plans | Private equity | United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations, minimum	15.00%
Maximum | Non-U.S. Plans | Investment grade credit | United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations, minimum	90.00%
Maximum | Non-U.S. Plans | Hedge funds | United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations, minimum	10.00%
Maximum | Non-U.S. Plans | Alternative credit | United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations, minimum	20.00%
Maximum | Non-U.S. Plans | Other | United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations, minimum	15.00%